Export duties, net, and tariffs - Impact on balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Export Duty Deposits Receivable [Roll Forward]
Beginning of year	$ 408	$ 377
Export duties receivable on adjustments to West Fraser rates1	32	6
Export duty deposit receivable on adjustment to finalized rates		377
Interest Income On Duty Deposits Receivable	34	25
End of year	474	408
Export Duties Payable [Roll Forward]
Beginning of year	46	24
Export duties payable on adjustments to West Fraser rates1	(92)	(15)
Interest Income On Duty Deposits Payable	29	6
End of year	$ 166	$ 46